Convertible Notes Payable - Convertible Notes - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Aug. 31, 2013	May 28, 2013	Dec. 31, 2013	Dec. 31, 2013 Common stock [Member]	May 28, 2013 Common stock [Member]	Dec. 31, 2013 Equity securities [Member]	Dec. 31, 2013 March 2012 convertible notes [Member]	Dec. 31, 2013 March 2012 convertible notes [Member] Equity securities [Member]	Dec. 31, 2013 October 2012 convertible notes [Member]	Dec. 31, 2013 October 2012 convertible notes [Member] Common stock [Member]	Dec. 31, 2013 October 2012 convertible notes [Member] Equity securities [Member]	Dec. 31, 2013 March 2012 and October 2012 Convertible Notes [Member]	Dec. 31, 2012 March 2012 and October 2012 Convertible Notes [Member]	Dec. 31, 2013 March 2012 and October 2012 Convertible Notes [Member] Maximum [Member]	Dec. 31, 2013 March 2012 and October 2012 Convertible Notes [Member] Minimum [Member]	Dec. 31, 2013 March 2012 and October 2012 Convertible Notes [Member] Common stock [Member]
Debt Instrument [Line Items]
Issued and sold convertible notes							$ 8,076,000		$ 1,000,000
Maturity Date							Sep. 30, 2013		Sep. 30, 2013
Convertible note interest rate							10.00%		10.00%
Proceeds from issuance of public offering	56,105,000		56,105,000	30,000,000		5,000,000
Business acquisition voting transfer				50.00%
Convertible Notes convert into equity securities of purchase price					70.00%			80.00%		80.00%	85.00%					70.00%
Discount on conversion price														30.00%	20.00%
Public offering price of the shares sold	$ 12.00											$ 12.00
Estimated fair value of Convertible Notes as of issuance dates							9,343,000		1,772,000			14,599,000	22,518,000
Proceeds from issuance of Convertible Notes		3,000,000										9,076,000
Excess of estimated fair value of Convertible Notes												2,039,000
Increase of estimated fair value of Convertible Notes												$ 8,516,000	$ 10,721,000